5. EQUITY TRANSACTIONS (Details - Option activity) - Stock Options - $ / shares	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Stock options Outstanding, beginning balance	438,547	501,690
Stock options granted	0	0
Stock options exercised	0	0
Stock options cancelled/forfeited	(6,500)	(63,143)
Stock options outstanding, ending balance	432,047	438,547
Stock options exercisable	414,547	388,414
Outstanding, Weighted Average Exercise Price, beginning price	$ 10.94	$ 11.00
Granted, Weighted Average Exercise Price
Exercised, Weighted Average Exercise Price
Cancelled/Forfeited, Weighted Average Exercise Price	7.96	11.45
Outstanding Weighted Average Exercise Price, ending price	10.98	10.94
Exercisable, Weighted Average Exercise Price	11.24	11.53
Stock options Weighted average estimated fair value of warrants granted